Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 07, 2016
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 07, 2016
Prospectus Date	rr_ProspectusDate	Jul. 07, 2016
AdvisorShares Cornerstone Small Cap ETF (Prospectus Summary) | AdvisorShares Cornerstone Small Cap ETF | AdvisorShares Cornerstone Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCAP